Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information Line Items
Entity Registrant Name	XTL BIOPHARMACEUTICALS LTD
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	514,205,799
Amendment Flag	true
Amendment Description	This Amendment on Form 20-F/A is being filed by XTL Biopharmaceuticals Ltd. (the “Company”) as Amendment No. 1 (this “Amendment”) to its Annual Report on Form 20-F for the fiscal year ended December 31, 2020 (the “Original Filing”) originally filed with the Securities and Exchange Commission (the “SEC”) on March 15, 2021 (the “Original Filing Date”). The purpose of this Amendment is to restate the consolidated financial statements as of December 31, 2020 and 2019 and for the three years ended December 31, 2020. The restatement is required due to incorrectly classifying the Company’s warrants as equity instead of liabilities with fair value accounting through profit and loss. This misstatement is a result of inappropriately assuming that a cashless exercise mechanism of the Company's warrants was removed during 2018. On May 18, 2021, the Company concluded, with concurrence from the Audit Committee of our Board of Directors (the “Audit Committee”) that the previously issued consolidated financial statements as of December 31, 2020, should no longer be relied upon because of misstatement in such financial statements. The impacts of the misstatement in the warrant classification are: ● Understatement of total comprehensive loss in the previously reported 2020 consolidated statement of comprehensive loss of $2,172 thousand. Further, the previously reported December 31, 2020 non-current liabilities on the consolidated statement of financial position was understated by $2,637 thousand, share premium was overstated by $1,693 thousand and accumulated deficit was understated by $944 thousand. ● Overstatement of total comprehensive loss in the previously reported 2019 consolidated statement of comprehensive loss of $584 thousand. Further, the previously reported December 31, 2019 non-current liabilities on the consolidated statement of financial position was understated by $465 thousand, share premium was overstated by $1,693 thousand and accumulated deficit was overstated by $1,228 thousand. ● Understatement of total comprehensive income in the previously reported 2018 consolidated statement of comprehensive income of $644 thousand. Further, the previously reported December 31, 2018 non-current liabilities on the consolidated statement of financial position was understated by $1,049 thousand, share premium was overstated by $1,693 thousand and accumulated deficit was overstated by $644 thousand. ● Basic and Diluted earnings (loss) per share have also been restated as detailed in this Amendment. ● There was no impact to the total operating, investing and financing activities in the statement of cash flows for all years presented as a result of the misstatement. As a result of such misstatement, the Company concluded that the previously issued consolidated financial statements in the Original Filing were materially misstated and as such, has restated these financial statements in this Amendment. Further, as a result of the restatement, changes have been made to the financial information under Item 3 – Key Information, Item 5 – Operating and Financial Review and Prospects, Item 15 – Controls and Procedures and Item 18 – Consolidated Financial Statements. Management, under the supervision and participation of our Chief Executive Officer and our Chief Financial Officer, has conducted an evaluation of the effectiveness of our internal control over financial reporting as of December 31, 2020 using criteria established in Internal Control — Integrated Framework (2013) issued by the COSO and, based on this evaluation, concluded that our disclosure controls and procedures and internal control over financial reporting was not effective as of December 31, 2020 as a result of the material weakness in our internal control over financial reporting. For a description of the material weakness in internal control over financial reporting and for an amended management’s annual report on internal controls over financial reporting, see Item 15 – Controls and Procedures of this Amendment. Except for the changes described above and in Note 21 to the financial statements included herein, this Amendment continues to present information as of the Original Filing and does not purport to amend, update or restate the information in any other item of the Annual Report as originally filed with the SEC. This Amendment includes currently dated certifications from our Principal Executive Officer and Principal Financial Officer, as required by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002, and the inclusion of a reissued Report of Independent Registered Public Accounting Firm with respect to the restated financial statements of December 31, 2020 as of May 18, 2021.
Entity Central Index Key	0001023549
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Entity Incorporation, State or Country Code	L3
Entity Interactive Data Current	Yes